Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2018
Accounting Policies [Abstract]
Schedule of Revenue Disaggregated by Revenue Source

The following table presents the Company’s revenue disaggregated by revenue source for the nine-month periods ended September 30, 2017 and 2018:

	September 30, 2017	September 30, 2018
Voyage revenues derived from spot charters	$13,080	$11,678
Voyage revenues derived from time charters	9,248	9,304
Total	$22,328	$20,982

Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the accompanying consolidated balance sheets that are presented in the accompanying unaudited interim consolidated statement of cash flows for the nine-month period ended September 30, 2018.

	December 31, 2017	September 30, 2018
Cash and cash equivalents	$1,693	$7,383
Restricted cash, current portion	141	-
Restricted cash, net of current portion	4,859	3,490
Total cash and cash equivalents and restricted cash	$6,693	$10,873